Other Expenses Interest Expense [Member] Annual Fund Operating Expenses - Overlay A Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.20%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	1.30%	[2]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.30%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.30%)	[1]
Net Expenses (as a percentage of Assets)	1.09%	[2]
Other Expenses: Interest Expense | Class 1
Prospectus [Line Items]
Other Expenses (as a percentage of Assets):	0.12%
Other Expenses: Interest Expense | Class 2
Prospectus [Line Items]
Other Expenses (as a percentage of Assets):	0.12%

[1]
The Manager has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio in order to offset all fees and expenses related to the Portfolio’s investment in certain other registered funds advised by the Manager. This contractual waiver extends until January 31, 2027.

[2]	If interest expense were excluded, net expenses would be as follows: Class 1 Class 2 ---- 1.18% 0.97%